property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
property, plant and equipment
Property, plant and equipment at beginning of period	$ 17,248
Depreciation	2,513	$ 2,514
Property, plant and equipment at end of period	17,337	17,248
Additions in respect of asset retirement obligations	2	59
Impairment reversal	23	0
Impairment of real estate right-of-use lease assets	79	36
Contractual commitments for the acquisition of property, plant and equipment	267	297
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	14,714
Property, plant and equipment at end of period	14,562	14,714
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	11,900
Property, plant and equipment at end of period	11,865	11,900
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	1,426
Property, plant and equipment at end of period	1,515	1,426
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	616
Property, plant and equipment at end of period	543	616
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	83
Property, plant and equipment at end of period	88	83
Owned assets | Investment property
property, plant and equipment
Property, plant and equipment at end of period	46
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	689
Property, plant and equipment at end of period	505	689
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	2,534
Property, plant and equipment at end of period	2,775	2,534
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,136
Property, plant and equipment at end of period	1,486	1,136
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,330
Property, plant and equipment at end of period	1,220	1,330
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	68
Property, plant and equipment at end of period	69	68
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period	47,408	45,504
Additions	2,637	2,681
Additions arising from business acquisitions	24	80
Dispositions, retirements and other	(1,891)	(830)
Net foreign exchange differences	102	(27)
Property, plant and equipment at end of period	48,280	47,408
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	43,598	42,452
Additions	1,622	1,900
Additions arising from business acquisitions	15	52
Transfers	386
Dispositions, retirements and other	(1,803)	(790)
Net foreign exchange differences	58	(16)
Property, plant and equipment at end of period	43,876	43,598
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	37,154	36,036
Additions	881	1,006
Additions arising from business acquisitions		36
Assets under construction put into service	493	625
Transfers	248
Dispositions, retirements and other	(1,395)	(547)
Net foreign exchange differences	3	(2)
Property, plant and equipment at end of period	37,384	37,154
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	3,830	3,746
Additions	108	29
Additions arising from business acquisitions		13
Assets under construction put into service	120	175
Transfers	93
Dispositions, retirements and other	(189)	(129)
Net foreign exchange differences	20	(4)
Property, plant and equipment at end of period	3,982	3,830
Cost/Gross amount | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	1,842	1,772
Additions	56	62
Additions arising from business acquisitions	15	3
Assets under construction put into service	93	126
Transfers	45
Dispositions, retirements and other	(215)	(113)
Net foreign exchange differences	35	(8)
Property, plant and equipment at end of period	1,871	1,842
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	83	83
Additions	9
Assets under construction put into service		1
Dispositions, retirements and other	(4)	(1)
Property, plant and equipment at end of period	88	83
Cost/Gross amount | Owned assets | Investment property
property, plant and equipment
Assets under construction put into service	46
Property, plant and equipment at end of period	46
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	689	815
Additions	568	803
Assets under construction put into service	(752)	(927)
Net foreign exchange differences		(2)
Property, plant and equipment at end of period	505	689
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	3,810	3,052
Additions	1,015	781
Additions arising from business acquisitions	9	28
Transfers	(386)
Dispositions, retirements and other	(88)	(40)
Net foreign exchange differences	44	(11)
Property, plant and equipment at end of period	4,404	3,810
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,308	835
Additions	725	473
Transfers	(300)
Property, plant and equipment at end of period	1,733	1,308
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	2,386	2,095
Additions	258	289
Additions arising from business acquisitions	9	28
Transfers	(86)
Dispositions, retirements and other	(62)	(15)
Net foreign exchange differences	44	(11)
Property, plant and equipment at end of period	2,549	2,386
Cost/Gross amount | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	116	122
Additions	32	19
Dispositions, retirements and other	(26)	(25)
Property, plant and equipment at end of period	122	116
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period	30,160	28,420
Depreciation	2,513	2,514
Dispositions, retirements and other	(1,791)	(761)
Net foreign exchange differences	61	(13)
Property, plant and equipment at end of period	30,943	30,160
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	28,884	27,528
Depreciation	1,981	2,082
Transfers	140
Dispositions, retirements and other	(1,730)	(722)
Net foreign exchange differences	39	(4)
Property, plant and equipment at end of period	29,314	28,884
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	25,254	24,112
Depreciation	1,611	1,671
Transfers	89
Dispositions, retirements and other	(1,440)	(528)
Net foreign exchange differences	5	(1)
Property, plant and equipment at end of period	25,519	25,254
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	2,404	2,322
Depreciation	171	195
Transfers	23
Dispositions, retirements and other	(145)	(113)
Net foreign exchange differences	14
Property, plant and equipment at end of period	2,467	2,404
Accumulated depreciation | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	1,226	1,094
Depreciation	199	216
Transfers	28
Dispositions, retirements and other	(145)	(81)
Net foreign exchange differences	20	(3)
Property, plant and equipment at end of period	1,328	1,226
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,276	892
Depreciation	532	432
Transfers	(140)
Dispositions, retirements and other	(61)	(39)
Net foreign exchange differences	22	(9)
Property, plant and equipment at end of period	1,629	1,276
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	172	50
Depreciation	193	122
Transfers	(118)
Property, plant and equipment at end of period	247	172
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,056	795
Depreciation	319	291
Transfers	(22)
Dispositions, retirements and other	(46)	(21)
Net foreign exchange differences	22	(9)
Property, plant and equipment at end of period	1,329	1,056
Accumulated depreciation | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	48	47
Depreciation	20	19
Dispositions, retirements and other	(15)	(18)
Property, plant and equipment at end of period	$ 53	$ 48